Convertible Note and Notes Payable (Details) - Schedule of convertible notes, debt balances - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Unamortized loan discount		$ (657)
Convertible notes, current portion		30,525
Total		29,868
Unamortized debt issuance cost recorded as an asset	$ 326	1,132
SVB March 2021 Note [Member]
Debt Instrument [Line Items]
Note payable, current portion		31,050
Unamortized loan discount		(1,086)
Carrying value		29,964
Unamortized debt issuance cost recorded as an asset
SNAP June 2020 Note [Member]
Debt Instrument [Line Items]
Unamortized loan discount		(657)	$ (1,942)
Carrying value			13,058
Convertible notes, current portion		15,000	$ 15,000
Total		14,343
Unamortized debt issuance cost recorded as an asset
SCI June 2021 Note [Member]
Debt Instrument [Line Items]
Unamortized loan discount
Convertible notes, current portion		15,525
Total		15,525
Unamortized debt issuance cost recorded as an asset	$ 326	$ 1,132